Lease (Details) - Schedule of supplemental balance sheet information - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Supplemental Balance Sheet Information Abstract
ROU assets	¥ 532,178	¥ 678,769
Operating lease liabilities – current	(267,550)	(285,200)
Operating lease liabilities – non-current	¥ (296,840)	¥ (428,486)
Weighted average remaining lease terms	7 years 1 month 24 days	7 years 1 month 6 days
Weighted average incremental borrowing rate	10.13%	10.09%